Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended			7 Months Ended
	Jul. 02, 2018	Jun. 30, 2018	Jun. 30, 2017	Jul. 19, 2018
Total distributions paid to all classes of unitholders		$ 27,283	$ 33,429
Subsequent Event | Distribution 2 - FY 2018
Distribution Made To Limited Partner And General Partner Declaration Date	Jul. 02, 2018
Distributions paid, Per unit	$ 0.25
Distribution Made To Limited And General Partner Distribution Date	Jul. 19, 2018
Distribution Made To Limited And General Partner Date Record	Jul. 12, 2018
Total distributions paid to all classes of unitholders	$ 8,900
Subsequent Event | Distribution from May 12, 2018 to August 11, 2018 | Series A Preferred
Distribution Made To Limited Partner And General Partner Declaration Date				Jul. 19, 2018
Distributions paid, Per unit				$ 0.5625
Distribution Made To Limited And General Partner Distribution Date				Aug. 13, 2018
Distribution Made To Limited And General Partner Date Record				Aug. 05, 2018